Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Contrafund℠ Portfolio
March 31, 2023
VIPCON-NPRT1-0523
1.799865.119
Common Stocks - 96.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.2%
Entertainment - 1.7%
Activision Blizzard, Inc.	574,300	49,154,337
Liberty Media Corp. Liberty Formula One Series C (a)	403,827	30,218,374
Netflix, Inc. (a)	611,499	211,260,675
The Walt Disney Co. (a)	51,758	5,182,529
Universal Music Group NV	736,568	18,653,403
		314,469,318
Interactive Media & Services - 9.9%
Alphabet, Inc. Class C (a)	9,465,940	984,457,760
Bumble, Inc. (a)	252,000	4,926,600
Epic Games, Inc. (a)(b)(c)	18,849	14,054,568
Meta Platforms, Inc. Class A (a)	3,750,222	794,822,051
		1,798,260,979
Media - 0.3%
Comcast Corp. Class A	1,296,600	49,154,106
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	334,300	48,420,012
TOTAL COMMUNICATION SERVICES		2,210,304,415
CONSUMER DISCRETIONARY - 8.0%
Automobiles - 0.3%
General Motors Co.	112,500	4,126,500
Harley-Davidson, Inc.	106,500	4,043,805
Hyundai Motor Co.	128,600	18,229,462
Rad Power Bikes, Inc. (a)(b)(c)	401,674	1,241,173
Rivian Automotive, Inc. (a)	11,312	175,110
Tesla, Inc. (a)	27,100	5,622,166
Toyota Motor Corp.	1,230,700	17,519,519
		50,957,735
Broadline Retail - 3.0%
Amazon.com, Inc. (a)	5,030,340	519,583,819
Coupang, Inc. Class A (a)	999,395	15,990,320
Dollarama, Inc.	48,600	2,904,493
MercadoLibre, Inc. (a)	5,500	7,249,330
		545,727,962
Distributors - 0.1%
Genuine Parts Co.	95,000	15,894,450
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	11,882	1,694,254
Hotels, Restaurants & Leisure - 0.6%
Airbnb, Inc. Class A (a)	389,012	48,393,093
Booking Holdings, Inc. (a)	2,400	6,365,784
Chipotle Mexican Grill, Inc. (a)	4,685	8,003,339
Churchill Downs, Inc.	4,100	1,053,905
Deliveroo PLC Class A (a)(d)	347,500	392,239
Evolution AB (d)	12,500	1,671,886
Flutter Entertainment PLC (a)	6,200	1,118,949
Hilton Worldwide Holdings, Inc.	219,600	30,935,052
Hyatt Hotels Corp. Class A (a)	12,900	1,442,091
Las Vegas Sands Corp. (a)	18,000	1,034,100
Marriott International, Inc. Class A	5,900	979,636
McDonald's Corp.	38,300	10,709,063
Restaurant Brands International, Inc.	38,500	2,584,613
		114,683,750
Household Durables - 0.2%
D.R. Horton, Inc.	15,600	1,523,964
Lennar Corp. Class A	168,778	17,740,256
NVR, Inc. (a)	3,000	16,716,570
PulteGroup, Inc.	3,800	221,464
		36,202,254
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	34,800	750,258
Specialty Retail - 3.5%
Academy Sports & Outdoors, Inc.	449,553	29,333,333
AutoZone, Inc. (a)	42,018	103,286,547
Dick's Sporting Goods, Inc.	296,129	42,017,744
Fanatics, Inc. Class A (a)(b)(c)	232,280	16,749,711
Lowe's Companies, Inc.	305,300	61,050,841
National Vision Holdings, Inc. (a)	19,121	360,240
O'Reilly Automotive, Inc. (a)	128,200	108,839,236
The Home Depot, Inc.	601,760	177,591,411
TJX Companies, Inc.	166,254	13,027,663
Tractor Supply Co.	21,500	5,053,360
Ulta Beauty, Inc. (a)	77,295	42,177,563
Wayfair LLC Class A (a)	12,900	442,986
Williams-Sonoma, Inc.	220,504	26,826,517
		626,757,152
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (a)	13,659	6,140,403
Dr. Martens Ltd.	1,062,995	1,865,995
NIKE, Inc. Class B	169,930	20,840,215
On Holding AG (a)	521,935	16,195,643
Tapestry, Inc.	115,100	4,961,961
		50,004,217
TOTAL CONSUMER DISCRETIONARY		1,442,672,032
CONSUMER STAPLES - 4.2%
Beverages - 1.0%
Anheuser-Busch InBev SA NV	128,300	8,552,465
Constellation Brands, Inc. Class A (sub. vtg.)	19,100	4,314,499
Diageo PLC	358,677	16,007,639
Keurig Dr. Pepper, Inc.	1,100,000	38,808,000
PepsiCo, Inc.	250,470	45,660,681
The Coca-Cola Co.	1,116,800	69,275,104
		182,618,388
Food & Staples Retailing - 2.0%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	147,300	7,405,871
Casey's General Stores, Inc.	26,000	5,627,960
Costco Wholesale Corp.	581,001	288,681,967
Dollar General Corp.	265,400	55,856,084
Performance Food Group Co. (a)	26,900	1,623,146
Walmart, Inc.	48,200	7,107,090
		366,302,118
Food Products - 0.2%
Lamb Weston Holdings, Inc.	210,900	22,043,268
Mondelez International, Inc.	180,300	12,570,516
		34,613,784
Household Products - 0.6%
Procter & Gamble Co.	755,000	112,260,950
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	203,210	50,083,137
L'Oreal SA	2,500	1,117,107
L'Oreal SA (a)	19,100	8,534,696
Olaplex Holdings, Inc. (a)	513,604	2,193,089
		61,928,029
TOTAL CONSUMER STAPLES		757,723,269
ENERGY - 5.8%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	37,000	1,816,700
Oil, Gas & Consumable Fuels - 5.8%
Birchcliff Energy Ltd.	174,434	988,653
Canadian Natural Resources Ltd.	538,900	29,821,925
Cenovus Energy, Inc. (Canada)	196,900	3,435,370
Cheniere Energy, Inc.	465,400	73,347,040
Chevron Corp.	865,400	141,198,664
ConocoPhillips Co.	1,130,500	112,156,905
Devon Energy Corp.	227,700	11,523,897
Diamondback Energy, Inc.	90,200	12,192,334
EOG Resources, Inc.	278,900	31,970,307
Equinor ASA	36,100	1,026,266
Exxon Mobil Corp.	2,383,400	261,363,644
Hess Corp.	335,013	44,335,620
Marathon Petroleum Corp.	756,400	101,985,412
Occidental Petroleum Corp.	1,358,562	84,815,026
PDC Energy, Inc.	576,000	36,967,680
Phillips 66 Co.	87,300	8,850,474
Pioneer Natural Resources Co.	56,900	11,621,256
Reliance Industries Ltd.	91,881	2,613,155
Tourmaline Oil Corp.	54,412	2,267,469
Valero Energy Corp.	547,534	76,435,746
		1,048,916,843
TOTAL ENERGY		1,050,733,543
FINANCIALS - 14.0%
Banks - 3.3%
AIB Group PLC	347,100	1,408,601
Banco Santander SA (Spain) (e)	1,399,600	5,215,584
Bank of America Corp.	7,306,747	208,972,964
Bank of Ireland Group PLC	519,000	5,248,065
Citigroup, Inc.	58,300	2,733,687
East West Bancorp, Inc.	61,100	3,391,050
JPMorgan Chase & Co.	1,734,939	226,079,901
Nu Holdings Ltd. (a)	1,157,000	5,507,320
Royal Bank of Canada (e)	622,900	59,570,718
Starling Bank Ltd. Series D (a)(b)(c)	2,643,467	9,359,015
The Toronto-Dominion Bank	190,500	11,410,266
Wells Fargo & Co.	1,498,900	56,028,882
		594,926,053
Capital Markets - 2.5%
Ameriprise Financial, Inc.	109,900	33,684,350
Bank of New York Mellon Corp.	926,400	42,095,616
BlackRock, Inc. Class A	800	535,296
Brookfield Asset Management Ltd. Class A	6,417	210,197
Brookfield Corp. (Canada) Class A	8,700	283,434
Goldman Sachs Group, Inc.	69,900	22,864,989
Morgan Stanley	1,702,400	149,470,720
MSCI, Inc.	258,528	144,695,536
Raymond James Financial, Inc.	32,371	3,019,243
S&P Global, Inc.	145,400	50,129,558
T. Rowe Price Group, Inc. (e)	39,300	4,436,970
		451,425,909
Consumer Finance - 0.1%
American Express Co.	148,700	24,528,065
Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. Class B (a)	2,380,188	734,930,649
Financial Services - 1.9%
Adyen BV (a)(d)	4,062	6,472,508
MasterCard, Inc. Class A	320,400	116,436,564
PayPal Holdings, Inc. (a)	689,940	52,394,044
Toast, Inc. (a)	89,300	1,585,075
Visa, Inc. Class A	714,400	161,068,624
		337,956,815
Insurance - 2.2%
American International Group, Inc.	704,111	35,459,030
Aon PLC	8,000	2,522,320
Arch Capital Group Ltd. (a)	29,900	2,029,313
Arthur J. Gallagher & Co.	473,400	90,566,154
Brookfield Asset Management Reinsurance Partners Ltd.	2,671	87,393
Chubb Ltd.	296,300	57,535,534
Everest Re Group Ltd.	79,319	28,397,788
Fairfax Financial Holdings Ltd. (sub. vtg.)	10,100	6,717,117
Globe Life, Inc.	123,400	13,576,468
Hartford Financial Services Group, Inc.	123,000	8,571,870
Intact Financial Corp.	127,900	18,304,416
Marsh & McLennan Companies, Inc.	60,300	10,042,965
Progressive Corp.	550,500	78,754,530
The Travelers Companies, Inc.	245,500	42,081,155
		394,646,053
TOTAL FINANCIALS		2,538,413,544
HEALTH CARE - 15.9%
Biotechnology - 3.4%
AbbVie, Inc.	33,507	5,340,011
Alnylam Pharmaceuticals, Inc. (a)	50,603	10,136,793
Argenx SE ADR (a)	29,002	10,805,565
BeiGene Ltd. ADR (a)	500	107,765
Biohaven Ltd.	4,312	58,902
Galapagos NV sponsored ADR (a)	128,100	4,949,784
Gilead Sciences, Inc.	671,400	55,706,058
Intellia Therapeutics, Inc. (a)	12,052	449,178
Legend Biotech Corp. ADR (a)	142,500	6,871,350
Moderna, Inc. (a)	20,400	3,133,032
Neurocrine Biosciences, Inc. (a)	1,153	116,707
Nuvalent, Inc. Class A (a)	47,300	1,234,057
Regeneron Pharmaceuticals, Inc. (a)	391,334	321,547,408
Sarepta Therapeutics, Inc. (a)	20,400	2,811,732
Seagen, Inc. (a)	5,800	1,174,326
United Therapeutics Corp. (a)	98,244	22,002,726
Vertex Pharmaceuticals, Inc. (a)	554,700	174,769,329
Zai Lab Ltd. (a)	761,170	2,536,663
		623,751,386
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	511,800	25,605,354
DexCom, Inc. (a)	25,900	3,009,062
Edwards Lifesciences Corp. (a)	428,928	35,485,213
GE Healthcare Holding LLC	162,725	13,348,332
Inspire Medical Systems, Inc. (a)	4,000	936,280
Intuitive Surgical, Inc. (a)	304,018	77,667,478
Masimo Corp. (a)	4,700	867,338
ResMed, Inc.	119,786	26,231,936
Straumann Holding AG	25,753	3,862,555
Stryker Corp.	30,700	8,763,929
		195,777,477
Health Care Providers & Services - 4.7%
agilon health, Inc. (a)	122,800	2,916,500
AmerisourceBergen Corp.	15,500	2,481,705
Cardinal Health, Inc.	32,600	2,461,300
Cigna Group	14,278	3,648,457
Elevance Health, Inc.	61,300	28,186,353
HCA Holdings, Inc.	41,267	10,881,283
McKesson Corp.	152,220	54,197,931
Molina Healthcare, Inc. (a)	28,900	7,730,461
Option Care Health, Inc. (a)	49,373	1,568,580
P3 Health Partners, Inc. Class A (a)	124,871	132,363
UnitedHealth Group, Inc.	1,574,540	744,111,859
		858,316,792
Health Care Technology - 0.1%
Doximity, Inc. (a)(e)	244,100	7,903,958
Schrodinger, Inc. (a)	32,700	860,991
		8,764,949
Life Sciences Tools & Services - 2.2%
Charles River Laboratories International, Inc. (a)	13,700	2,764,934
Danaher Corp.	691,463	174,276,335
Mettler-Toledo International, Inc. (a)	24,900	38,102,229
Thermo Fisher Scientific, Inc.	288,568	166,321,938
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	147,133	8,199,722
Waters Corp. (a)	56,536	17,505,242
		407,170,400
Pharmaceuticals - 4.4%
AstraZeneca PLC sponsored ADR	127,600	8,856,716
Bristol-Myers Squibb Co.	542,900	37,628,399
DICE Therapeutics, Inc. (a)	87,500	2,506,875
Eli Lilly & Co.	1,277,453	438,702,909
Intra-Cellular Therapies, Inc. (a)	58,700	3,178,605
Johnson & Johnson	267,600	41,478,000
Merck & Co., Inc.	1,810,700	192,640,373
Novo Nordisk A/S Series B	28,600	4,542,292
Nuvation Bio, Inc. (a)	256,585	425,931
Royalty Pharma PLC	831,869	29,972,240
Structure Therapeutics, Inc. ADR	66,800	1,589,172
Ventyx Biosciences, Inc. (a)	4,900	164,150
Verona Pharma PLC ADR (a)	26,400	530,112
Zoetis, Inc. Class A	173,900	28,943,916
		791,159,690
TOTAL HEALTH CARE		2,884,940,694
INDUSTRIALS - 5.7%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	126,800	59,942,164
Northrop Grumman Corp.	150,200	69,350,344
Space Exploration Technologies Corp. Class A (a)(b)(c)	175,917	13,545,609
Textron, Inc.	176,300	12,452,069
The Boeing Co. (a)	9,800	2,081,814
TransDigm Group, Inc.	10,400	7,665,320
		165,037,320
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	554,600	107,586,854
Zipline International, Inc. (a)(b)(c)	50,479	883,383
		108,470,237
Airlines - 0.0%
Ryanair Holdings PLC sponsored ADR (a)	27,900	2,630,691
Building Products - 0.8%
Carrier Global Corp.	1,116,800	51,093,600
Toto Ltd.	451,400	15,123,582
Trane Technologies PLC	403,020	74,147,620
		140,364,802
Commercial Services & Supplies - 0.2%
Cintas Corp.	14,725	6,812,963
Clean Harbors, Inc. (a)	66,190	9,436,046
Clean TeQ Water Pty Ltd. (a)	3,117	759
Copart, Inc. (a)	160,700	12,086,247
GFL Environmental, Inc.	34,200	1,179,223
Waste Connections, Inc. (United States)	7,700	1,070,839
		30,586,077
Construction & Engineering - 0.1%
Larsen & Toubro Ltd.	40,600	1,071,919
Quanta Services, Inc.	77,100	12,847,944
		13,919,863
Electrical Equipment - 0.3%
Acuity Brands, Inc.	7,500	1,370,475
AMETEK, Inc.	137,700	20,011,941
Eaton Corp. PLC	112,100	19,207,214
Hubbell, Inc. Class B	50,257	12,228,031
nVent Electric PLC	84,100	3,611,254
		56,428,915
Ground Transportation - 0.4%
J.B. Hunt Transport Services, Inc.	85,200	14,949,192
Old Dominion Freight Lines, Inc.	160,900	54,841,156
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	24,400	64,268
		69,854,616
Industrial Conglomerates - 0.5%
General Electric Co.	901,877	86,219,441
Machinery - 1.4%
Caterpillar, Inc.	88,800	20,320,992
Crane Holdings Co.	9,200	1,044,200
Deere & Co.	203,400	83,979,792
Fortive Corp.	110,500	7,532,785
Indutrade AB	46,600	988,213
Otis Worldwide Corp.	386,700	32,637,480
PACCAR, Inc.	773,295	56,605,194
Parker Hannifin Corp.	162,200	54,517,042
		257,625,698
Professional Services - 0.0%
Verisk Analytics, Inc.	5,600	1,074,416
Road & Rail - 0.2%
Canadian Pacific Railway Ltd.	477,900	36,799,891
Trading Companies & Distributors - 0.3%
United Rentals, Inc.	16,300	6,450,888
W.W. Grainger, Inc.	72,600	50,007,606
		56,458,494
Transportation - 0.0%
Uber Technologies, Inc. (a)	153,500	4,865,950
TOTAL INDUSTRIALS		1,030,336,411
INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	276,774	46,459,284
Cisco Systems, Inc.	1,694,600	88,585,215
Motorola Solutions, Inc.	11,900	3,404,947
		138,449,446
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	2,827,131	231,033,145
CDW Corp.	133,916	26,098,889
Jabil, Inc.	45,600	4,020,096
		261,152,130
IT Services - 0.8%
Accenture PLC Class A	441,397	126,155,677
Cloudflare, Inc. (a)	60,753	3,746,030
Endava PLC ADR (a)	2,500	167,950
Gartner, Inc. (a)	11,391	3,710,846
Okta, Inc. (a)	12,200	1,052,128
Shopify, Inc. Class A (a)	42,000	2,013,762
Snowflake, Inc. (a)	101,700	15,691,293
Twilio, Inc. Class A (a)	13,800	919,494
X Holdings Corp. Class A (c)	55,300	2,020,662
		155,477,842
Semiconductors & Semiconductor Equipment - 7.1%
Advanced Micro Devices, Inc. (a)	892,873	87,510,483
Allegro MicroSystems LLC (a)	105,800	5,077,342
Analog Devices, Inc.	695,639	137,193,924
ASML Holding NV (depository receipt)	91,600	62,353,036
Broadcom, Inc.	197,400	126,639,996
First Solar, Inc. (a)	52,200	11,353,500
KLA Corp.	215,000	85,821,550
Lam Research Corp.	133,200	70,611,984
Lattice Semiconductor Corp. (a)	236,581	22,593,486
Marvell Technology, Inc.	18,348	794,468
Monolithic Power Systems, Inc.	78,650	39,367,471
NVIDIA Corp.	1,294,240	359,501,045
NXP Semiconductors NV	5,600	1,044,260
onsemi (a)	1,471,096	121,100,623
Qualcomm, Inc.	784,117	100,037,647
Synaptics, Inc. (a)	126,882	14,102,934
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	319,300	29,701,286
Texas Instruments, Inc.	63,600	11,830,236
		1,286,635,271
Software - 11.3%
Adobe, Inc. (a)	135,500	52,217,635
ANSYS, Inc. (a)	3,200	1,064,960
Atlassian Corp. PLC (a)	34,548	5,913,581
Autodesk, Inc. (a)	103,200	21,482,112
Cadence Design Systems, Inc. (a)	607,121	127,550,051
Check Point Software Technologies Ltd. (a)	44,000	5,720,000
Clear Secure, Inc. (e)	189,247	4,952,594
Dynatrace, Inc. (a)	89,900	3,802,770
Fair Isaac Corp. (a)	1,095	769,446
Fortinet, Inc. (a)	1,752,300	116,457,858
HubSpot, Inc. (a)	2,800	1,200,500
Intuit, Inc.	7,532	3,357,992
Microsoft Corp.	5,107,200	1,472,405,751
Palo Alto Networks, Inc. (a)	38,200	7,630,068
Paycom Software, Inc. (a)	71,400	21,706,314
Roper Technologies, Inc.	84,000	37,017,960
Salesforce, Inc. (a)	479,638	95,822,080
Samsara, Inc. (a)(e)	9,400	185,368
ServiceNow, Inc. (a)	21,702	10,085,353
Stripe, Inc. Class B (a)(b)(c)	74,500	1,499,685
Synopsys, Inc. (a)	87,800	33,912,750
Tanium, Inc. Class B (a)(b)(c)	350,002	2,688,015
Zoom Video Communications, Inc. Class A (a)	200,600	14,812,304
		2,042,255,147
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	7,143,200	1,177,913,680
Dell Technologies, Inc.	24,627	990,252
		1,178,903,932
TOTAL INFORMATION TECHNOLOGY		5,062,873,768
MATERIALS - 2.2%
Chemicals - 0.2%
Air Products & Chemicals, Inc.	31,600	9,075,836
Albemarle Corp.	39,200	8,664,768
CF Industries Holdings, Inc.	23,800	1,725,262
Corteva, Inc.	133,400	8,045,354
Linde PLC	9,200	3,270,048
Sherwin-Williams Co.	4,735	1,064,286
Westlake Corp.	76,956	8,925,357
		40,770,911
Metals & Mining - 2.0%
Barrick Gold Corp. (Canada)	109,309	2,029,273
Cleveland-Cliffs, Inc. (a)	288,100	5,280,873
Franco-Nevada Corp.	755,855	110,249,128
Freeport-McMoRan, Inc.	1,280,672	52,392,292
Glencore PLC	695,000	3,999,182
Ivanhoe Electric, Inc.	70,900	861,435
Ivanhoe Mines Ltd. (a)	77,100	696,553
Newcrest Mining Ltd.	63,403	1,131,769
Novagold Resources, Inc. (a)	62,678	388,172
Nucor Corp.	523,187	80,816,696
POSCO sponsored ADR (e)	18,823	1,311,775
Sabina Gold & Silver Corp. (a)	791,500	1,200,573
Steel Dynamics, Inc.	830,531	93,899,835
Wheaton Precious Metals Corp.	239,836	11,550,814
		365,808,370
TOTAL MATERIALS		406,579,281
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equity Commonwealth	143,800	2,978,098
VICI Properties, Inc.	18,800	613,256
		3,591,354
UTILITIES - 0.6%
Electric Utilities - 0.6%
Constellation Energy Corp.	210,256	16,505,096
NextEra Energy, Inc.	1,121,000	86,406,680
PG&E Corp. (a)	660,100	10,673,817
		113,585,593
TOTAL COMMON STOCKS (Cost $9,818,136,322)		17,501,753,904

Preferred Stocks - 0.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	60,761	12,863,711
Reddit, Inc.:
Series E(a)(b)(c)	27,000	1,028,700
Series F(a)(b)(c)	85,531	3,258,731
		17,151,142
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	52,367	161,814
Series C(a)(b)(c)	206,059	636,722
Series D(a)(b)(c)	277,030	856,023
		1,654,559
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	2,500	843,375

TOTAL CONSUMER DISCRETIONARY		2,497,934

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	5,376	524,536
Series H(a)(b)(c)	6,820	665,427
		1,189,963
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	22,172	395,992

TOTAL CONSUMER STAPLES		1,585,955

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (b)(c)	65,587	1,869,885

HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	515,200	1,524,992

Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E(a)(b)(c)	229,170	3,831,722
Series F(a)(b)(c)	6,800	113,696
Somatus, Inc. Series E (a)(b)(c)	1,539	1,289,205
		5,234,623
TOTAL HEALTH CARE		6,759,615

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Relativity Space, Inc. Series E (a)(b)(c)	208,655	3,860,118
Space Exploration Technologies Corp. Series N (a)(b)(c)	39,568	30,467,360
		34,327,478
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(b)(c)	132,331	2,315,793

Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (b)(c)	26,772	1,971,222

TOTAL INDUSTRIALS		38,614,493

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Nuro, Inc.:
Series C(a)(b)(c)	305,791	2,201,695
Series D(a)(b)(c)	63,961	460,519
Stripe, Inc.:
Series H(a)(b)(c)	30,400	611,952
Series I(b)(c)	165,477	3,331,052
Tenstorrent, Inc. Series C1 (a)(b)(c)	32,500	1,842,100
		8,447,318
TOTAL CONVERTIBLE PREFERRED STOCKS		76,926,342
Nonconvertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	942,000	9,825,060

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (b)(c)	103,462	2,949,702

TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,774,762
TOTAL PREFERRED STOCKS (Cost $80,778,534)		89,701,104

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(h) (Cost $1,810,000)	1,810,000	1,724,930

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (i)	551,941,593	552,051,981
Fidelity Securities Lending Cash Central Fund 4.87% (i)(j)	16,293,195	16,294,825
TOTAL MONEY MARKET FUNDS (Cost $568,341,898)		568,346,806

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $10,469,066,754)	18,161,526,744
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(26,708,405)
NET ASSETS - 100.0%	18,134,818,339

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $149,821,855 or 0.8% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,536,633 or 0.0% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	2,762,067

Bowery Farming, Inc. Series C1	5/18/21	1,335,847

ByteDance Ltd. Series E1	11/18/20	6,657,837

Circle Internet Financial Ltd. Series E	5/11/21	1,679,200

Circle Internet Financial Ltd. Series F	5/09/22	2,763,836

Discord, Inc. Series I	9/15/21	1,376,561

ElevateBio LLC Series C	3/09/21	2,161,264

Epic Games, Inc.	7/13/20 - 7/30/20	10,838,175

Fanatics, Inc. Class A	8/13/20 - 12/15/21	7,999,410

GoBrands, Inc. Series G	3/02/21	1,342,480

GoBrands, Inc. Series H	7/22/21	2,649,506

Lyra Health, Inc. Series E	1/14/21	2,098,418

Lyra Health, Inc. Series F	6/04/21	106,790

Nuro, Inc. Series C	10/30/20	3,991,979

Nuro, Inc. Series D	10/29/21	1,333,313

Rad Power Bikes, Inc.	1/21/21	1,937,611

Rad Power Bikes, Inc. Series A	1/21/21	252,610

Rad Power Bikes, Inc. Series C	1/21/21	993,996

Rad Power Bikes, Inc. Series D	9/17/21	2,655,000

Reddit, Inc. Series E	5/18/21	1,146,803

Reddit, Inc. Series F	8/11/21	5,285,337

Relativity Space, Inc. Series E	5/27/21	4,764,658

Somatus, Inc. Series E	1/31/22	1,342,985

Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	10,018,108

Space Exploration Technologies Corp. Series N	8/04/20	10,683,360

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	5,186,912

Stripe, Inc. Class B	5/18/21	2,989,564

Stripe, Inc. Series H	3/15/21	1,219,800

Stripe, Inc. Series I	3/20/23	3,331,737

Tanium, Inc. Class B	9/18/20	3,988,343

Tenstorrent, Inc. Series C1	4/23/21	1,932,265

Tenstorrent, Inc. 0%	4/23/21	1,810,000

Veterinary Emergency Group LLC Class A	9/16/21 - 12/16/22	5,416,233

Zipline International, Inc.	10/12/21	1,817,244

Zipline International, Inc. Series E	12/21/20	4,317,881

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	685,462,015	1,060,426,473	1,193,836,507	5,272,330	-	-	552,051,981	1.4%
Fidelity Securities Lending Cash Central Fund 4.87%	7,160,500	169,956,046	160,821,721	9,766	-	-	16,294,825	0.1%
Total	692,622,515	1,230,382,519	1,354,658,228	5,282,096	-	-	568,346,806

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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